Accrued Expenses (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses
Accrued price protection	$ 1,853,979	$ 1,853,979	$ 1,847,639
Accrued product returns	5,590,248	9,452,248	10,707,807
Accrued contract rebates	341,715	412,046	1,368,279
Due to Vivus (see Note 14)	2,267,523	2,267,523	2,259,769
Accrued severance	25,417	519,609
Accrued professional fees	31,463
Accrued marketing	1,258,255
Other accrued expenses	225,514	178,381	315,168
Total accrued expenses	$ 11,594,114	$ 14,683,786	$ 20,887,262